CONVERTIBLE NOTES PAYABLE (Details Textual) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	May. 16, 2014	Apr. 04, 2014	Sep. 27, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Notes Payable [Line Items]
Increase In Equity Capital						$ 5,000,000
Warrant Coverage Percentage					100.00%
Proceeds from Issuance of Warrants					$ 309,892
Debt Instrument, Convertible, Beneficial Conversion Feature					309,891
Warrants and Rights Outstanding					619,783
Debt Discount For Allocation Of Proceeds To Warrants And Beneficial Conversion Feature Of Debt					0	291,920
Amortization of Debt Discount (Premium)					0	563,253
Private Placement [Member]
Convertible Notes Payable [Line Items]
Stock Issued During Period, Shares, New Issues	1,475,000	675,000
Warrants To Purchase Common Stock			263,588
Purchase Of Common Stock Price Per Share			$ 4.00
Investment Warrants Expiration Date			Sep. 27, 2018	Sep. 27, 2018
Warrant [Member]
Convertible Notes Payable [Line Items]
Debt Discount For Allocation Of Proceeds To Warrants And Beneficial Conversion Feature Of Debt						$ 291,920
Increase In Additional Paid In Capital					619,783
Promissory Note Conversion Agreement [Member]
Convertible Notes Payable [Line Items]
Convertible Notes Payable, Current			$ 902,176
Stock Issued During Period, Shares, New Issues			225,546
Debt Instrument, Convertible, Conversion Price			$ 4.00
Long-term Debt, Gross			$ 152,176
Debt Instrument, Increase, Accrued Interest			$ 82,071
Shareholders' Equity [Member]
Convertible Notes Payable [Line Items]
Convertible Notes Payable, Current					52,176
Accredited Investors [Member]
Convertible Notes Payable [Line Items]
Debt Instrument, Annual Principal Payment					1,054,352
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Convertible Notes Payable, Current					350,000
Chad M Carpenter [Member]
Convertible Notes Payable [Line Items]
Convertible Notes Payable, Current					$ 652,176